TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ 12,859	$ 5,329	$ 18,424
Foreign	(537)	13,776	10,704
Income before taxes on income	$ 12,322	$ 19,105	$ 29,128